Capital and reserves, IPO and impact of corporate reorganization (Details)					12 Months Ended
	Feb. 09, 2021 USD ($)	Feb. 09, 2021 GBP (£) £ / shares shares	Feb. 01, 2021 £ / shares shares	Jan. 22, 2021 shares	Dec. 31, 2021 £ / shares shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Feb. 09, 2021 $ / shares shares
Issued share [Abstract]
Share conversion rate					0.05
Ordinary shares cancelled creating distributable reserve (in shares)				6,414,412	210,961
Percentage of valuation used for redemption					150.00%
Ordinary Shares [Member]
Issued share [Abstract]
Number of shares issued in exchange (in shares)					20
Share conversion rate			1		1
Ordinary shares cancelled creating distributable reserve (in shares)					12,003,203	6,540,050	3,297,560
Shares converted (in shares)			6,250,000
Shares issued in initial public offering (in shares)					20
Par value per share (in pounds per share) | £ / shares					£ 0.0001
Share price (in pounds per share) | £ / shares					£ 0.002
IPO [Member]
Issued share [Abstract]
Proceeds from shares issued	$ 286,887,000	£ 210,985,000
ADS [Member]
Issued share [Abstract]
Proceeds from shares issued	312,083,000	£ 226,528,000
Growth Shares [Member]
Issued share [Abstract]
Ordinary shares cancelled creating distributable reserve (in shares)					0	0	0
Shares converted (in shares)			1,926,000		1,926,000
Non-voting Ordinary Shares [Member]
Issued share [Abstract]
Share conversion rate			1
Shares converted (in shares)			16,632,540		831,627
Deferred Shares [Member]
Issued share [Abstract]
Share conversion rate			3		3
Ordinary shares cancelled creating distributable reserve (in shares)					0	2,944,500	0
Shares converted (in shares)			4,324,000
Immunocore Holdings Limited [Member]
Issued share [Abstract]
Number of shares issued in exchange (in shares)				100
Share conversion rate				0.01	0.01
Shares issued in initial public offering (in shares)				100
Share price (in pounds per share) | (per share)			£ 0.002					$ 26.00
Proceeds from shares issued | $	15,000,000.0
Additional ADS issued (in shares)		576,923						576,923
Immunocore Holdings Limited [Member] | Ordinary Shares [Member]
Issued share [Abstract]
Number of shares issued in exchange (in shares)		11,426,280	20					11,426,280
Shares issued in initial public offering (in shares)		11,426,280	20					11,426,280
Par value per share (in pounds per share) | £ / shares		£ 0.002	£ 0.0001
Immunocore Holdings Limited [Member] | IPO [Member]
Issued share [Abstract]
Proceeds from shares issued | $	297,083,000
Underwriting discounts and commissions and other offering expenses | £		£ 15,543,000
Immunocore Holdings Limited [Member] | ADS [Member]
Issued share [Abstract]
Number of shares issued in exchange (in shares)		576,923						576,923
Shares issued in initial public offering (in shares)		576,923						576,923
Par value per share (in pounds per share) | £ / shares		£ 0.002
Share price (in pounds per share) | $ / shares								$ 26.00
Proceeds from shares issued | $	$ 15,000,000.0
Additional ADS issued (in shares)		576,923						576,923
Immunocore Holdings Limited [Member] | Non-voting Ordinary Shares [Member]
Issued share [Abstract]
Number of shares issued in exchange (in shares)			20
Shares issued in initial public offering (in shares)			20
Par value per share (in pounds per share) | £ / shares			£ 0.0001